Cash and cash equivalents - Additional Information (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Cash held in China
Disclosure Of Cash And Cash Equivalents And Restricted Cash And Cash Equivalents [Line Items]
Restricted cash and cash equivalents	€ 24,257	€ 60,381
Cash held in Argentina
Disclosure Of Cash And Cash Equivalents And Restricted Cash And Cash Equivalents [Line Items]
Restricted cash and cash equivalents	€ 233	€ 244